Annual Total Returns - Fidelity Flex Freedom Blend 2050 Fund [BarChart] - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2050 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2050 Fund
Bar Chart Table:
Annual Return 2018	(8.27%)
Annual Return 2019	25.95%
Annual Return 2020	18.36%